Financial liabilities at fair value through profit or loss - Derivative financial liabilities FVTPL (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivative Financial Liabilities [Abstract]
Foreign Currency Forwards	$ 2,926,561	$ 1,368,695
Interest Rate Swaps	146,386	749,976
Total Derivative	$ 3,072,947	$ 2,118,671